SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS - Additional Information (Details)		12 Months Ended
	Aug. 21, 2020	Dec. 31, 2022
Statement [LineItems]
Percentage of direct and indirect equity interest rate		16.00%
Discontinued operations | Yguazu Cementos S.A.
Statement [LineItems]
Percentage of direct and indirect equity interest rate	51.00%